787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

November 13, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds II
(File No. 333-142592 and File No. 811-22061)

Ladies and Gentlemen:

On behalf of BlackRock Funds II and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in an amendment, dated November 3, 2017, to the Prospectus, dated December 29, 2016, for BlackRock Floating Rate Income Portfolio (the “Portfolio”). The purpose of the filing is to submit the 497(e) filing dated November 3, 2017 in XBRL for the Portfolio.

Any questions or comments on this filing should be directed to the undersigned at (212) 728-8172.

Very truly yours,

/s/ Dean A. Caruvana
Dean A. Caruvana

Enclosures

cc:	Ben Archibald, Esq., BlackRock Advisors, LLC
Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP